UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2012

1.804828.108

VAL-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.0%
Delphi Automotive PLC	1,163,017	$ 33,018
Johnson Controls, Inc.	314,592	7,755
Tenneco, Inc. (a)	628,021	18,395
		59,168
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	1,096,500	15,598
DeVry, Inc.	392,263	7,700
H&R Block, Inc.	415,877	6,708
		30,006
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	706,074	23,498
Penn National Gaming, Inc. (a)	471,960	18,369
Sonic Corp. (a)	1,536,421	15,211
		57,078
Household Durables - 0.7%
Harman International Industries, Inc.	286,808	11,573
Jarden Corp.	696,048	31,461
		43,034
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	1,462,256	27,388
Leisure Equipment & Products - 0.2%
Brunswick Corp.	589,655	12,967
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	1,171,733	17,974
Cinemark Holdings, Inc.	346,531	8,102
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,203,560	23,108
Kabel Deutschland Holding AG	106,600	6,691
Time Warner, Inc.	359,300	14,056
Valassis Communications, Inc. (a)(d)	578,586	13,047
		82,978
Multiline Retail - 0.6%
Macy's, Inc.	875,600	31,382
PPR SA	47,400	7,115
		38,497
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	386,983	13,080
Advance Auto Parts, Inc.	242,288	16,997
Ascena Retail Group, Inc. (a)	1,011,414	18,549
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	1,668,178	$ 30,177
Chico's FAS, Inc.	1,109,185	16,993
Guess?, Inc.	701,401	21,112
Jos. A. Bank Clothiers, Inc. (a)	323,458	13,669
Lowe's Companies, Inc.	1,124,565	28,530
OfficeMax, Inc.	1,300,204	5,838
Signet Jewelers Ltd.	320,067	14,057
Staples, Inc.	2,059,756	26,241
WH Smith PLC	1,581,232	13,648
		218,891
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	761,600	21,477
Warnaco Group, Inc. (a)	198,464	8,466
		29,943
TOTAL CONSUMER DISCRETIONARY		599,950
CONSUMER STAPLES - 5.2%
Beverages - 1.8%
Britvic PLC	998,277	4,710
Coca-Cola Enterprises, Inc.	380,686	11,162
Constellation Brands, Inc. Class A (sub. vtg.) (a)	397,340	11,209
Cott Corp. (a)	1,319,600	11,185
Dr Pepper Snapple Group, Inc.	662,052	30,176
Molson Coors Brewing Co. Class B	826,710	34,986
Treasury Wine Estates Ltd.	2,289,505	10,635
		114,063
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	113,541	6,748
CVS Caremark Corp.	566,920	25,653
Kroger Co.	437,204	9,693
Walgreen Co.	285,914	10,396
		52,490
Food Products - 1.8%
Bunge Ltd.	288,299	18,961
ConAgra Foods, Inc.	938,860	23,180
Danone SA	269,800	16,425
Dean Foods Co. (a)	625,294	7,735
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	169,023	$ 8,776
The J.M. Smucker Co.	485,997	37,325
		112,402
Household Products - 0.4%
Reckitt Benckiser Group PLC	239,600	13,174
Spectrum Brands Holdings, Inc.	278,431	10,255
		23,429
Tobacco - 0.3%
Lorillard, Inc.	166,233	21,384
TOTAL CONSUMER STAPLES		323,768
ENERGY - 9.5%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	641,980	32,272
Dresser-Rand Group, Inc. (a)	340,600	15,841
Exterran Holdings, Inc. (a)	439,128	6,486
Fugro NV (Certificaten Van Aandelen) unit	228,100	14,945
Halliburton Co.	1,002,899	33,226
National Oilwell Varco, Inc.	381,531	27,585
Patterson-UTI Energy, Inc.	1,233,990	19,102
Rowan Companies PLC (a)	1,201,375	42,204
Schlumberger Ltd.	271,700	19,361
Unit Corp. (a)	341,976	13,597
		224,619
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	284,690	19,769
Apache Corp.	245,388	21,133
BPZ Energy, Inc. (a)(d)	2,283,600	5,207
Chesapeake Energy Corp. (d)	936,610	17,627
Cloud Peak Energy, Inc. (a)	814,374	13,478
Energen Corp.	894,882	45,827
EQT Corp.	504,340	28,445
Exxon Mobil Corp.	147,300	12,793
HollyFrontier Corp.	1,119,769	41,868
Marathon Petroleum Corp.	592,600	28,030
Noble Energy, Inc.	225,700	19,733
Phillips 66	731,200	27,493
Williams Companies, Inc.	1,333,608	42,395
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	384,020	$ 15,549
WPX Energy, Inc.	1,372,760	21,896
		361,243
TOTAL ENERGY		585,862
FINANCIALS - 27.4%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	384,570	19,890
Ashmore Group PLC	1,830,400	9,290
Bank of New York Mellon Corp.	407,704	8,676
Fortress Investment Group LLC	2,538,300	9,595
Goldman Sachs Group, Inc.	166,647	16,815
Invesco Ltd.	1,916,921	42,421
Knight Capital Group, Inc. Class A (a)	1,232,323	12,730
Morgan Stanley	1,665,647	22,753
State Street Corp.	1,255,170	50,684
TD Ameritrade Holding Corp.	447,364	7,122
The Blackstone Group LP	1,134,348	15,711
		215,687
Commercial Banks - 5.1%
Bank of Ireland (a)	140,863,526	17,197
CIT Group, Inc. (a)	1,519,703	55,500
Comerica, Inc.	128,399	3,879
DnB NOR ASA	1,350,695	14,230
Heritage Financial Corp., Washington	128,195	1,776
Itau Unibanco Banco Multiplo SA sponsored ADR	2,810,175	44,429
PNC Financial Services Group, Inc.	448,355	26,498
Seven Bank Ltd.	3,195,800	7,973
U.S. Bancorp	2,371,412	79,442
Wells Fargo & Co.	1,992,741	67,375
		318,299
Consumer Finance - 1.0%
Capital One Financial Corp.	532,100	30,058
SLM Corp.	2,081,450	33,282
		63,340
Diversified Financial Services - 1.5%
CME Group, Inc.	251,750	13,119
Deutsche Boerse AG	269,500	13,418
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,351,621	$ 48,658
The NASDAQ Stock Market, Inc.	670,087	15,211
		90,406
Insurance - 8.6%
AEGON NV	2,708,083	12,293
AFLAC, Inc.	1,074,654	47,048
Aon PLC	926,062	45,562
Berkshire Hathaway, Inc. Class B (a)	1,219,334	103,448
Brasil Insurance Participacoes e Administracao SA	1,158,100	10,257
Fairfax Financial Holdings Ltd. (sub. vtg.)	144,961	54,567
First American Financial Corp.	1,101,731	20,184
Greenlight Capital Re, Ltd. (a)	237,858	5,604
Hartford Financial Services Group, Inc.	649,100	10,678
Hilltop Holdings, Inc. (a)	234,819	2,468
Jardine Lloyd Thompson Group PLC	1,004,107	11,547
MetLife, Inc.	1,093,564	33,649
Old Republic International Corp.	256,976	2,071
Progressive Corp.	357,000	7,047
Prudential Financial, Inc.	464,922	22,446
Reinsurance Group of America, Inc.	453,618	25,253
StanCorp Financial Group, Inc.	602,975	17,945
Torchmark Corp.	694,301	34,541
Unum Group	1,104,904	20,872
Validus Holdings Ltd.	1,051,638	34,210
XL Group PLC Class A	493,553	10,192
		531,882
Real Estate Investment Trusts - 4.7%
American Capital Agency Corp.	456,133	16,029
American Realty Capital Trust, Inc.	198,200	2,184
American Tower Corp.	585,791	42,359
Boston Properties, Inc.	84,261	9,345
Douglas Emmett, Inc.	951,517	22,370
HCP, Inc.	228,000	10,764
Post Properties, Inc.	260,092	13,434
Prologis, Inc.	862,178	27,874
Public Storage	135,977	20,254
SL Green Realty Corp.	343,573	27,056
Ventas, Inc.	1,041,580	70,046
Weyerhaeuser Co.	1,173,708	27,406
		289,121
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.7%
BR Malls Participacoes SA	1,217,300	$ 14,209
Brookfield Asset Management, Inc. Class A	170,100	5,770
CBRE Group, Inc. (a)	1,085,758	16,916
Forest City Enterprises, Inc. Class A (a)	3,153,901	44,502
Forestar Group, Inc. (a)	1,541,369	17,541
Kennedy-Wilson Holdings, Inc.	5,093,350	69,677
		168,615
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	1,790,635	20,521
TOTAL FINANCIALS		1,697,871
HEALTH CARE - 6.8%
Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	127,415	2,404
Boston Scientific Corp. (a)	5,603,122	28,968
CareFusion Corp. (a)	440,400	10,750
Covidien PLC	239,300	13,372
DENTSPLY International, Inc.	165,806	6,025
Hologic, Inc. (a)	575,655	10,661
St. Jude Medical, Inc.	66,900	2,499
Stryker Corp.	289,800	15,078
The Cooper Companies, Inc.	65,224	4,909
Zimmer Holdings, Inc.	616,806	36,348
		131,014
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	219,700	3,616
CIGNA Corp.	679,968	27,389
DaVita, Inc. (a)	55,866	5,498
Emeritus Corp. (a)	1,387,733	23,522
Health Net, Inc. (a)	223,996	4,932
HealthSouth Corp. (a)	504,200	11,294
Humana, Inc.	276,476	17,031
McKesson Corp.	222,204	20,161
MEDNAX, Inc. (a)	392,095	25,929
Omnicare, Inc.	187,900	5,902
Quest Diagnostics, Inc.	75,300	4,400
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	257,298	$ 13,145
Universal Health Services, Inc. Class B	491,576	19,211
		182,030
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	627,519	27,536
PerkinElmer, Inc.	217,900	5,567
		33,103
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)(d)	2,129,558	6,091
Cadence Pharmaceuticals, Inc. (a)	297,150	1,260
Endo Pharmaceuticals Holdings, Inc. (a)	520,501	15,474
Forest Laboratories, Inc. (a)	325,700	10,927
Impax Laboratories, Inc. (a)	468,794	10,417
Jazz Pharmaceuticals PLC (a)	113,877	5,474
ViroPharma, Inc. (a)	187,136	4,063
Watson Pharmaceuticals, Inc. (a)	150,100	11,682
XenoPort, Inc. (a)	1,493,776	11,771
		77,159
TOTAL HEALTH CARE		423,306
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.4%
DigitalGlobe, Inc. (a)(d)	1,200,945	23,382
Esterline Technologies Corp. (a)	199,977	11,743
Lockheed Martin Corp.	226,535	20,223
Meggitt PLC	2,143,283	12,887
Textron, Inc.	459,045	11,958
Ultra Electronics Holdings PLC	269,500	6,207
		86,400
Building Products - 0.7%
Owens Corning (a)	1,703,848	45,765
Commercial Services & Supplies - 2.4%
Corrections Corp. of America	1,092,829	33,965
Interface, Inc.	1,033,064	13,698
Intrum Justitia AB	758,299	10,565
Quad/Graphics, Inc.	893,572	13,752
Republic Services, Inc.	786,884	22,765
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sykes Enterprises, Inc. (a)	565,120	$ 8,358
The Geo Group, Inc. (a)	2,005,448	46,366
		149,469
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	2,881,841	46,715
Foster Wheeler AG (a)	2,056,394	37,097
Jacobs Engineering Group, Inc. (a)	95,000	3,664
MasTec, Inc. (a)	492,400	7,859
		95,335
Electrical Equipment - 0.7%
GrafTech International Ltd. (a)	1,607,737	16,801
Hubbell, Inc. Class B	154,000	12,671
Prysmian SpA	699,000	11,241
		40,713
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	262,500	13,254
Koninklijke Philips Electronics NV	426,534	9,380
Orkla ASA (A Shares)	1,021,800	7,313
		29,947
Machinery - 2.7%
Cummins, Inc.	204,800	19,640
Fiat Industrial SpA	1,107,694	10,903
Harsco Corp.	418,420	8,891
Ingersoll-Rand PLC	555,292	23,550
Oshkosh Truck Corp. (a)	571,800	12,877
PACCAR, Inc.	276,300	11,055
Parker Hannifin Corp.	93,499	7,510
Snap-On, Inc.	208,214	14,113
Stanley Black & Decker, Inc.	853,840	57,113
		165,652
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(e)	3,001,747	2,732
Professional Services - 0.8%
FTI Consulting, Inc. (a)	149,700	3,822
Manpower, Inc.	560,500	19,943
Towers Watson & Co.	415,759	24,376
		48,141
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Quality Distribution, Inc. (a)(e)	1,634,287	$ 16,506
Ryder System, Inc.	330,070	13,018
Vitran Corp., Inc. (a)(e)	1,639,888	7,609
		37,133
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	909,268	10,311
TOTAL INDUSTRIALS		711,598
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,161,015	34,468
Motorola Solutions, Inc.	275,140	13,300
Polycom, Inc. (a)	1,512,691	13,221
ViaSat, Inc. (a)	372,921	14,283
		75,272
Computers & Peripherals - 0.5%
Electronics for Imaging, Inc. (a)	664,648	9,717
Hewlett-Packard Co.	1,180,342	21,529
		31,246
Electronic Equipment & Components - 2.9%
Aeroflex Holding Corp. (a)	1,051,531	6,320
Arrow Electronics, Inc. (a)	467,732	15,786
Benchmark Electronics, Inc. (a)	557,100	8,780
Corning, Inc.	1,130,316	12,897
Flextronics International Ltd. (a)	6,698,557	42,938
Jabil Circuit, Inc.	2,195,989	47,653
TE Connectivity Ltd.	853,661	28,179
TTM Technologies, Inc. (a)	1,494,200	16,347
		178,900
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	15,900	10,064
Yahoo!, Inc. (a)	616,500	9,765
		19,829
IT Services - 1.2%
Amdocs Ltd.	743,163	22,109
Fiserv, Inc. (a)	317,403	22,259
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	330,900	$ 14,169
Unisys Corp. (a)	754,618	14,662
		73,199
Office Electronics - 0.4%
Xerox Corp.	3,275,889	22,702
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	1,795,060	7,288
Analog Devices, Inc.	606,300	23,694
ASML Holding NV	328,725	18,902
Broadcom Corp. Class A	566,762	19,202
Freescale Semiconductor Holdings I Ltd. (a)	2,856,952	30,484
Intersil Corp. Class A	2,036,161	18,753
Marvell Technology Group Ltd.	2,263,132	25,483
NXP Semiconductors NV (a)	723,200	16,337
ON Semiconductor Corp. (a)	2,768,978	19,217
PMC-Sierra, Inc. (a)	1,888,734	10,048
		189,408
Software - 1.1%
BMC Software, Inc. (a)	224,037	8,872
Comverse Technology, Inc. (a)	2,492,795	13,536
JDA Software Group, Inc. (a)	760,985	22,510
Oracle Corp.	689,200	20,814
		65,732
TOTAL INFORMATION TECHNOLOGY		656,288
MATERIALS - 6.4%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	303,467	24,408
Ashland, Inc.	700,355	49,298
Cytec Industries, Inc.	310,500	19,114
Eastman Chemical Co.	719,470	37,614
LyondellBasell Industries NV Class A	402,850	17,939
Methanex Corp.	542,008	14,879
W.R. Grace & Co. (a)	273,119	15,306
Westlake Chemical Corp. (d)	351,024	20,837
		199,395
Containers & Packaging - 1.7%
Ball Corp.	646,182	26,855
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	365,208	$ 13,111
Rock-Tenn Co. Class A	695,634	40,500
Sealed Air Corp.	763,623	12,371
Sonoco Products Co.	484,078	14,672
		107,509
Metals & Mining - 1.5%
Coeur d'Alene Mines Corp. (a)	304,500	4,966
Compass Minerals International, Inc.	193,196	13,976
First Quantum Minerals Ltd.	989,900	17,975
Gem Diamonds Ltd. (a)	2,582,367	7,980
Reliance Steel & Aluminum Co.	615,563	31,689
SunCoke Energy, Inc. (a)	778,697	12,459
		89,045
TOTAL MATERIALS		395,949
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	42,591	1,769
Frontier Communications Corp. (d)	2,596,369	10,178
		11,947
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	2,659,173	17,949
Sprint Nextel Corp. (a)	2,787,504	12,154
		30,103
TOTAL TELECOMMUNICATION SERVICES		42,050
UTILITIES - 9.6%
Electric Utilities - 6.2%
Cleco Corp.	376,184	16,462
Duke Energy Corp.	302,800	20,524
Edison International	1,976,470	91,273
ITC Holdings Corp.	968,512	71,854
NextEra Energy, Inc.	324,193	22,985
Northeast Utilities	2,336,327	93,173
OGE Energy Corp.	573,951	30,483
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. (d)	790,300	$ 15,774
PNM Resources, Inc.	910,322	18,935
		381,463
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (a)	965,860	16,507
The AES Corp. (a)	4,203,280	50,692
		67,199
Multi-Utilities - 2.3%
CMS Energy Corp.	897,446	22,131
Sempra Energy	1,718,997	121,031
		143,162
TOTAL UTILITIES		591,824
TOTAL COMMON STOCKS (Cost $6,304,468)		6,028,466
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $8,094)	41,500	7,098
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 8/23/12 (f) (Cost $3,900)	$ 3,900	3,900
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	149,272,527	$ 149,273
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	65,403,560	65,404
TOTAL MONEY MARKET FUNDS (Cost $214,677)		214,677
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,531,139)		6,254,141
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(62,620)
NET ASSETS - 100%		$ 6,191,521
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
37 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 3,473	$ (7)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $800,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 167
Fidelity Securities Lending Cash Central Fund	887
Total	$ 1,054
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ 302	$ -	$ -
Quality Distribution, Inc.	16,056	3,500	1,627	-	16,506
Ultrapetrol (Bahamas) Ltd.	3,216	3,646	-	-	2,732
Vitran Corp., Inc.	7,920	33	-	-	7,609
Total	$ 32,140	$ 7,179	$ 1,929	$ -	$ 26,847
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 607,048	$ 607,048	$ -	$ -
Consumer Staples	323,768	323,768	-	-
Energy	585,862	585,862	-	-
Financials	1,697,871	1,660,408	37,463	-
Health Care	423,306	423,306	-	-
Industrials	711,598	702,218	9,380	-
Information Technology	656,288	656,288	-	-
Materials	395,949	395,949	-	-
Telecommunication Services	42,050	42,050	-	-
Utilities	591,824	591,824	-	-
U.S. Government and Government Agency Obligations	3,900	-	3,900	-
Money Market Funds	214,677	214,677	-	-
Total Investments in Securities:	$ 6,254,141	$ 6,203,398	$ 50,743	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (7)	$ (7)	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $6,584,944,000. Net unrealized depreciation aggregated $330,803,000, of which $430,536,000 related to appreciated investment securities and $761,339,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2012

1.804820.108

FDE-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 1.3%
Cracker Barrel Old Country Store, Inc.	100,000	$ 6,266
Icahn Enterprises LP rights (a)	1,900,000	0
Wyndham Worldwide Corp.	1,500,000	78,075
		84,341
Household Durables - 0.2%
Lennar Corp. Class A	529,400	15,464
Internet & Catalog Retail - 1.0%
Expedia, Inc. (d)	1,200,000	68,388
Media - 2.3%
CBS Corp. Class B	2,600,000	86,996
The Walt Disney Co.	1,348,200	66,251
		153,247
Specialty Retail - 3.2%
Foot Locker, Inc.	600,000	19,812
Home Depot, Inc.	3,000,000	156,540
TJX Companies, Inc.	800,000	35,424
		211,776
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc. (a)	500,000	8,865
PVH Corp.	1,360,202	108,041
		116,906
TOTAL CONSUMER DISCRETIONARY		650,122
CONSUMER STAPLES - 11.3%
Beverages - 3.4%
Anheuser-Busch InBev SA NV	2,438,240	192,921
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,200,000	33,852
		226,773
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	2,500,000	113,125
Wal-Mart Stores, Inc.	500,000	37,215
		150,340
Food Products - 2.0%
Kraft Foods, Inc. Class A	3,000,000	119,130
The J.M. Smucker Co.	200,000	15,360
		134,490
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Kimberly-Clark Corp.	500,000	$ 43,455
Spectrum Brands Holdings, Inc.	145,896	5,373
		48,828
Tobacco - 2.9%
Altria Group, Inc.	1,800,000	64,746
Imperial Tobacco Group PLC	2,600,000	101,054
Japan Tobacco, Inc.	800,000	25,132
		190,932
TOTAL CONSUMER STAPLES		751,363
ENERGY - 11.2%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	300,000	16,299
Halliburton Co.	1,000,000	33,130
National Oilwell Varco, Inc.	500,000	36,150
Noble Corp.	500,000	18,500
Transocean Ltd. (United States)	236,252	11,064
		115,143
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	1,694,900	185,727
Exxon Mobil Corp.	1,172,700	101,849
HollyFrontier Corp.	500,000	18,695
Marathon Oil Corp.	4,600,000	121,762
Marathon Petroleum Corp.	800,000	37,840
Phillips 66	1,100,000	41,360
Tesoro Corp.	1,398,000	38,655
Valero Energy Corp.	3,000,000	82,500
		628,388
TOTAL ENERGY		743,531
FINANCIALS - 14.1%
Commercial Banks - 6.0%
Comerica, Inc.	600,000	18,126
Huntington Bancshares, Inc.	2,600,000	16,159
U.S. Bancorp	2,300,000	77,050
Wells Fargo & Co.	8,510,300	287,733
		399,068
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.6%
Capital One Financial Corp.	1,704,500	$ 96,287
Discover Financial Services	2,200,000	79,112
		175,399
Diversified Financial Services - 3.8%
JPMorgan Chase & Co.	6,200,000	223,200
KKR Financial Holdings LLC	3,000,000	27,360
		250,560
Insurance - 1.0%
Lincoln National Corp.	400,000	8,020
MetLife, Inc.	1,600,000	49,232
Montpelier Re Holdings Ltd.	400,000	8,104
		65,356
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	600,000	46,536
TOTAL FINANCIALS		936,919
HEALTH CARE - 12.1%
Biotechnology - 4.0%
Amgen, Inc.	2,824,000	233,262
Spectrum Pharmaceuticals, Inc. (a)(d)	2,388,000	33,408
		266,670
Health Care Equipment & Supplies - 0.2%
Align Technology, Inc. (a)	300,000	10,188
ICU Medical, Inc. (a)	67,289	3,589
		13,777
Health Care Providers & Services - 4.0%
Community Health Systems, Inc. (a)	1,910,000	47,005
Omnicare, Inc.	632,700	19,873
UnitedHealth Group, Inc.	3,900,000	199,251
		266,129
Pharmaceuticals - 3.9%
Johnson & Johnson	1,000,000	69,220
Merck & Co., Inc.	3,200,000	141,344
Mylan, Inc. (a)	800,000	18,424
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	244,500	$ 11,654
Watson Pharmaceuticals, Inc. (a)	200,000	15,566
		256,208
TOTAL HEALTH CARE		802,784
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.7%
Textron, Inc.	6,800,000	177,140
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,300,000	37,609
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	200,000	7,714
Quanta Services, Inc. (a)	600,000	13,794
		21,508
Industrial Conglomerates - 4.7%
General Electric Co.	15,100,000	313,324
Machinery - 1.0%
AGCO Corp. (a)	200,000	8,768
Ingersoll-Rand PLC	500,000	21,205
Terex Corp. (a)	1,000,000	19,500
Timken Co.	400,000	14,480
		63,953
Professional Services - 0.3%
Equifax, Inc.	500,000	23,420
Road & Rail - 0.7%
Con-way, Inc.	600,000	21,372
Union Pacific Corp.	200,000	24,522
		45,894
TOTAL INDUSTRIALS		682,848
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	14,574,600	72,436
Computers & Peripherals - 6.8%
Apple, Inc.	400,000	244,304
Hewlett-Packard Co.	11,550,000	210,672
		454,976
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. (a)	800,000	$ 7,896
Internet Software & Services - 1.2%
Facebook, Inc. Class B (a)(e)	493,371	9,640
Google, Inc. Class A (a)	100,000	63,297
Perficient, Inc. (a)	500,000	6,645
		79,582
IT Services - 5.2%
Fidelity National Information Services, Inc.	1,000,000	31,440
Fiserv, Inc. (a)	100,000	7,013
IBM Corp.	750,000	146,985
Total System Services, Inc.	400,000	9,460
Visa, Inc. Class A	1,150,000	148,431
		343,329
Semiconductors & Semiconductor Equipment - 1.2%
Samsung Electronics Co. Ltd.	69,320	80,253
Software - 4.3%
Microsoft Corp.	9,813,802	289,213
TOTAL INFORMATION TECHNOLOGY		1,327,685
MATERIALS - 3.2%
Chemicals - 2.8%
CF Industries Holdings, Inc.	507,700	99,387
Eastman Chemical Co.	400,000	20,912
LyondellBasell Industries NV Class A	900,000	40,077
Sherwin-Williams Co.	200,000	26,870
		187,246
Metals & Mining - 0.4%
Commercial Metals Co.	1,000,000	12,890
Reliance Steel & Aluminum Co.	200,000	10,296
Steel Dynamics, Inc.	500,000	6,445
		29,631
TOTAL MATERIALS		216,877
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	3,100,000	128,774
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC sponsored ADR	2,932,300	$ 84,304
TOTAL TELECOMMUNICATION SERVICES		213,078
UTILITIES - 4.0%
Electric Utilities - 1.6%
Cleco Corp.	400,000	17,504
NextEra Energy, Inc.	200,000	14,180
Pinnacle West Capital Corp.	100,000	5,354
PNM Resources, Inc.	3,200,000	66,560
		103,598
Independent Power Producers & Energy Traders - 2.0%
The AES Corp. (a)	11,149,200	134,459
Multi-Utilities - 0.4%
CMS Energy Corp.	300,000	7,398
Sempra Energy	300,000	21,123
		28,521
TOTAL UTILITIES		266,578
TOTAL COMMON STOCKS (Cost $6,325,343)		6,591,785
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost $76,350)	410,700	70,240
Money Market Funds - 0.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	17,966,599	$ 17,967
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,494,000	13,494
TOTAL MONEY MARKET FUNDS (Cost $31,461)		31,461
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,433,154)		6,693,486
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(39,043)
NET ASSETS - 100%		$ 6,654,443
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,640,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 165
Fidelity Securities Lending Cash Central Fund	1,219
Total	$ 1,384
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 63,483	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	53,316	18,483	-	-
Total	$ 66,943	$ 53,316	$ 81,966	$ 920	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 720,362	$ 720,362	$ -	$ -
Consumer Staples	751,363	533,310	218,053	-
Energy	743,531	743,531	-	-
Financials	936,919	936,919	-	-
Health Care	802,784	802,784	-	-
Industrials	682,848	682,848	-	-
Information Technology	1,327,685	1,318,045	9,640	-
Materials	216,877	216,877	-	-
Telecommunication Services	213,078	213,078	-	-
Utilities	266,578	266,578	-	-
Money Market Funds	31,461	31,461	-	-
Total Investments in Securities:	$ 6,693,486	$ 6,465,793	$ 227,693	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 156,930
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $6,451,896,000. Net unrealized appreciation aggregated $241,590,000, of which $609,245,000 related to appreciated investment securities and $367,655,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2012

1.804874.108

TQG-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Household Durables - 0.1%
PulteGroup, Inc. (a)	67,000	$ 757,100
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	22,000	5,132,600
Media - 2.9%
Comcast Corp. Class A	228,800	7,447,440
Discovery Communications, Inc. (a)	144,000	7,290,720
		14,738,160
Multiline Retail - 1.0%
Dollar General Corp. (a)	100,000	5,101,000
Specialty Retail - 7.3%
Cabela's, Inc. Class A (a)	174,100	7,998,154
PetSmart, Inc.	62,600	4,138,486
TJX Companies, Inc.	563,000	24,929,640
		37,066,280
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	15,000	1,400,250
TOTAL CONSUMER DISCRETIONARY		64,195,390
CONSUMER STAPLES - 11.2%
Beverages - 5.5%
Anheuser-Busch InBev SA NV	174,000	13,767,415
Beam, Inc.	70,000	4,401,600
Constellation Brands, Inc. Class A (sub. vtg.) (a)	118,000	3,328,780
The Coca-Cola Co.	81,000	6,544,800
		28,042,595
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	129,000	9,601,470
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	67,500	3,535,650
Tobacco - 3.1%
Altria Group, Inc.	449,900	16,182,903
TOTAL CONSUMER STAPLES		57,362,618
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Cabot Oil & Gas Corp.	209,000	8,817,710
Chevron Corp.	119,000	13,040,020
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	118,771	$ 10,384,149
Pioneer Natural Resources Co.	138,900	12,310,707
		44,552,586
FINANCIALS - 12.7%
Commercial Banks - 6.1%
Fifth Third Bancorp	50,000	691,000
Wells Fargo & Co.	904,000	30,564,240
		31,255,240
Consumer Finance - 2.1%
Discover Financial Services	302,500	10,877,900
Insurance - 1.5%
Berkshire Hathaway, Inc. Class B (a)	89,000	7,550,760
Real Estate Investment Trusts - 3.0%
American Tower Corp.	209,000	15,112,790
TOTAL FINANCIALS		64,796,690
HEALTH CARE - 13.1%
Biotechnology - 9.2%
Amgen, Inc.	183,000	15,115,800
Biogen Idec, Inc. (a)	143,300	20,897,439
Gilead Sciences, Inc. (a)	200,000	10,866,000
		46,879,239
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	20,700	1,057,563
Pharmaceuticals - 3.7%
Abbott Laboratories	71,000	4,708,010
Merck & Co., Inc.	148,000	6,537,160
Pfizer, Inc.	313,000	7,524,520
		18,769,690
TOTAL HEALTH CARE		66,706,492
INDUSTRIALS - 9.4%
Industrial Conglomerates - 4.0%
General Electric Co.	988,000	20,501,000
Road & Rail - 5.4%
J.B. Hunt Transport Services, Inc.	86,000	4,731,720
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	60,100	$ 4,375,280
Union Pacific Corp.	152,000	18,636,720
		27,743,720
TOTAL INDUSTRIALS		48,244,720
INFORMATION TECHNOLOGY - 22.8%
Computers & Peripherals - 4.2%
Apple, Inc.	34,800	21,254,448
Internet Software & Services - 3.8%
eBay, Inc. (a)	220,000	9,746,000
Google, Inc. Class A (a)	15,000	9,494,550
		19,240,550
IT Services - 7.0%
MasterCard, Inc. Class A	82,200	35,886,054
Software - 7.8%
Citrix Systems, Inc. (a)	313,940	22,817,159
Intuit, Inc.	100,000	5,802,000
salesforce.com, Inc. (a)	90,700	11,279,452
		39,898,611
TOTAL INFORMATION TECHNOLOGY		116,279,663
MATERIALS - 0.2%
Chemicals - 0.2%
Ecolab, Inc.	3,200	209,440
Sherwin-Williams Co.	7,000	940,450
		1,149,890
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	244,000	9,252,480
Verizon Communications, Inc.	133,000	6,003,620
		15,256,100
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	250,000	1,090,000
TOTAL TELECOMMUNICATION SERVICES		16,346,100
Common Stocks - continued
	Shares	Value
UTILITIES - 5.5%
Electric Utilities - 1.3%
NextEra Energy, Inc.	93,000	$ 6,593,700
Multi-Utilities - 4.2%
Sempra Energy	302,200	21,277,902
TOTAL UTILITIES		27,871,602
TOTAL COMMON STOCKS (Cost $450,759,252)		507,505,751
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.17% (b) (Cost $3,325,015)	3,325,015	3,325,015
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $454,084,267)		510,830,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210,216)
NET ASSETS - 100%		$ 510,620,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,858
Fidelity Securities Lending Cash Central Fund	39,613
Total	$ 46,471
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,195,390	$ 64,195,390	$ -	$ -
Consumer Staples	57,362,618	43,595,203	13,767,415	-
Energy	44,552,586	44,552,586	-	-
Financials	64,796,690	64,796,690	-	-
Health Care	66,706,492	66,706,492	-	-
Industrials	48,244,720	48,244,720	-	-
Information Technology	116,279,663	116,279,663	-	-
Materials	1,149,890	1,149,890	-	-
Telecommunication Services	16,346,100	16,346,100	-	-
Utilities	27,871,602	27,871,602	-	-
Money Market Funds	3,325,015	3,325,015	-	-
Total Investments in Securities:	$ 510,830,766	$ 497,063,351	$ 13,767,415	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $458,171,924. Net unrealized appreciation aggregated $52,658,842, of which $60,588,940 related to appreciated investment securities and $7,930,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863107.104

ASCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.1%
Gentex Corp.	339,950	$ 5,443
Tenneco, Inc. (a)	351,884	10,307
		15,750
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	167,200	6,618
Chuys Holdings, Inc.	26,800	467
Cracker Barrel Old Country Store, Inc.	125,188	7,844
Life Time Fitness, Inc. (a)	234,901	10,667
Wyndham Worldwide Corp.	121,315	6,314
		31,910
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	372,010	7,675
Skullcandy, Inc. (a)(d)	565,248	8,145
		15,820
Media - 1.5%
Cinemark Holdings, Inc.	363,467	8,498
John Wiley & Sons, Inc. Class A	180,203	8,587
MDC Partners, Inc. Class A (sub. vtg.)	401,200	3,775
		20,860
Multiline Retail - 0.9%
Dollarama, Inc.	197,034	12,280
Specialty Retail - 4.2%
Ascena Retail Group, Inc. (a)	582,060	10,675
DSW, Inc. Class A	171,202	10,121
Express, Inc. (a)	518,817	8,353
GameStop Corp. Class A (d)	339,800	5,444
Jos. A. Bank Clothiers, Inc. (a)	196,225	8,292
Shoe Carnival, Inc.	308,939	6,858
Signet Jewelers Ltd.	202,410	8,890
		58,633
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc. (a)	224,935	6,753
Iconix Brand Group, Inc. (a)(d)	406,490	7,207
PVH Corp.	108,300	8,602
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	250,038	$ 10,109
Vera Bradley, Inc. (a)(d)	102	2
		32,673
TOTAL CONSUMER DISCRETIONARY		187,926
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	151,560	9,007
Fresh Market, Inc. (a)(d)	106,914	6,296
Susser Holdings Corp. (a)	169,620	6,125
United Natural Foods, Inc. (a)	148,545	8,066
		29,494
Food Products - 0.5%
Calavo Growers, Inc.	170,373	4,597
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	2,286
		6,883
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	182,608	6,725
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	158,916	6,199
TOTAL CONSUMER STAPLES		49,301
ENERGY - 5.9%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	164,200	7,312
Total Energy Services, Inc.	461,200	6,530
		13,842
Oil, Gas & Consumable Fuels - 4.9%
Atlas Pipeline Partners, LP	271,904	9,041
Berry Petroleum Co. Class A	248,400	9,444
Cheniere Energy, Inc. (a)	176,667	2,408
Cloud Peak Energy, Inc. (a)	459,300	7,601
Energen Corp.	47,962	2,456
PDC Energy, Inc. (a)	360,501	9,445
Stone Energy Corp. (a)	369,500	9,703
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	232,000	$ 10,220
Western Refining, Inc.	357,340	8,408
		68,726
TOTAL ENERGY		82,568
FINANCIALS - 20.6%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	57,300	6,394
Duff & Phelps Corp. Class A	670,411	9,882
Knight Capital Group, Inc. Class A (a)	820,148	8,472
Waddell & Reed Financial, Inc. Class A	377,659	10,986
		35,734
Commercial Banks - 6.5%
Associated Banc-Corp.	818,523	10,223
BancFirst Corp.	70,859	2,878
Bank of the Ozarks, Inc.	339,700	10,935
BBCN Bancorp, Inc. (a)	762,286	8,644
Bridge Capital Holdings (a)	295,486	4,589
Cathay General Bancorp	314,104	5,085
City National Corp.	214,413	10,566
Columbia Banking Systems, Inc.	65,573	1,184
National Penn Bancshares, Inc.	1,486,298	13,139
PacWest Bancorp	408,875	9,367
UMB Financial Corp.	285,500	13,721
		90,331
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	145,500	10,975
Alterra Capital Holdings Ltd.	429,115	9,986
Amerisafe, Inc. (a)	417,800	10,430
ProAssurance Corp.	120,692	10,810
		42,201
Real Estate Investment Trusts - 7.7%
American Assets Trust, Inc.	481,500	12,519
Colonial Properties Trust (SBI)	664,553	15,054
DCT Industrial Trust, Inc.	1,923,400	12,040
Glimcher Realty Trust	1,358,040	13,608
Highwoods Properties, Inc. (SBI)	368,100	12,468
Home Properties, Inc.	208,339	13,669
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.	462,900	$ 13,656
Ramco-Gershenson Properties Trust (SBI)	1,067,250	13,597
		106,611
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	656,830	10,463
TOTAL FINANCIALS		285,340
HEALTH CARE - 12.7%
Biotechnology - 5.8%
Achillion Pharmaceuticals, Inc. (a)	479,254	3,173
Alnylam Pharmaceuticals, Inc. (a)	39,029	729
ARIAD Pharmaceuticals, Inc. (a)	274,480	5,251
BioMarin Pharmaceutical, Inc. (a)	106,606	4,189
Dynavax Technologies Corp. (a)	1,410,341	5,444
Infinity Pharmaceuticals, Inc. (a)(d)	426,556	7,448
Isis Pharmaceuticals, Inc. (a)	538,528	6,527
Medivation, Inc. (a)	50,643	5,049
Merrimack Pharmaceuticals, Inc. (d)	42,300	337
Merrimack Pharmaceuticals, Inc. (f)	391,134	2,806
Neurocrine Biosciences, Inc. (a)	61,500	467
Novavax, Inc. (a)	1,950,187	4,349
OncoGenex Pharmaceuticals, Inc. (a)(d)	272,229	3,800
Pharmacyclics, Inc. (a)	65,952	3,509
Rigel Pharmaceuticals, Inc. (a)	311,200	3,405
Synageva BioPharma Corp. (a)	127,584	6,387
Targacept, Inc. (a)	682,417	2,948
Theravance, Inc. (a)	265,169	7,724
Threshold Pharmaceuticals, Inc. (a)	403,169	2,798
XOMA Corp. (a)(d)	1,105,559	4,013
		80,353
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	306,922	10,423
Analogic Corp.	41,141	2,634
Cerus Corp. (a)(d)	1,555,805	4,699
Conceptus, Inc. (a)	184,283	3,424
ICU Medical, Inc. (a)	145,892	7,780
Natus Medical, Inc. (a)	253,790	3,137
Sirona Dental Systems, Inc. (a)	77,954	3,370
		35,467
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	46,508	$ 5,071
BioScrip, Inc. (a)	457,955	2,913
Centene Corp. (a)	172,392	6,558
Corvel Corp. (a)	96,903	4,471
Humana, Inc.	63,428	3,907
MEDNAX, Inc. (a)	55,138	3,646
Team Health Holdings, Inc. (a)	76,297	2,037
Wellcare Health Plans, Inc. (a)	49,225	3,191
		31,794
Health Care Technology - 0.3%
Epocrates, Inc. (a)(d)	548,500	4,136
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	261,055	4,472
Pharmaceuticals - 1.5%
Biodelivery Sciences International, Inc. (a)(d)	1,033,506	4,899
Jazz Pharmaceuticals PLC (a)	90,200	4,336
Optimer Pharmaceuticals, Inc. (a)	154,000	2,104
ViroPharma, Inc. (a)	242,222	5,259
XenoPort, Inc. (a)	485,300	3,824
		20,422
TOTAL HEALTH CARE		176,644
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	101,651	4,708
Teledyne Technologies, Inc. (a)	217,642	13,559
		18,267
Air Freight & Logistics - 0.3%
UTI Worldwide, Inc.	357,700	4,740
Building Products - 0.9%
AAON, Inc.	335,450	6,129
Armstrong World Industries, Inc.	178,658	6,905
		13,034
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (a)	986,560	1,785
Sykes Enterprises, Inc. (a)	208,698	3,087
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	319,187	$ 8,206
United Stationers, Inc.	303,984	7,663
		20,741
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	317,772	5,733
MasTec, Inc. (a)	371,590	5,931
		11,664
Electrical Equipment - 1.4%
General Cable Corp. (a)	370,490	9,681
GrafTech International Ltd. (a)	429,547	4,489
II-VI, Inc. (a)	284,752	4,966
		19,136
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	154,500	7,801
Machinery - 2.4%
Actuant Corp. Class A	343,621	9,779
Altra Holdings, Inc.	298,887	4,938
CLARCOR, Inc.	133,903	6,474
TriMas Corp. (a)	291,733	6,342
Wabtec Corp.	73,629	5,830
		33,363
Marine - 0.3%
DryShips, Inc. (a)(d)	1,670,197	3,691
Professional Services - 2.7%
Advisory Board Co. (a)	133,036	5,985
Equifax, Inc.	165,200	7,738
Manpower, Inc.	226,700	8,066
Stantec, Inc.	313,600	9,009
Towers Watson & Co.	110,300	6,467
		37,265
Trading Companies & Distributors - 1.6%
Interline Brands, Inc. (a)	414,707	10,525
Watsco, Inc.	163,223	11,089
		21,614
TOTAL INDUSTRIALS		191,316
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 4.3%
Acme Packet, Inc. (a)	279,483	$ 4,430
Brocade Communications Systems, Inc. (a)	1,859,583	9,242
Finisar Corp. (a)	497,786	6,187
Ixia (a)	643,252	9,970
NETGEAR, Inc. (a)	256,514	8,883
Plantronics, Inc.	203,596	6,682
Polycom, Inc. (a)	623,174	5,447
Riverbed Technology, Inc. (a)	473,452	8,352
		59,193
Computers & Peripherals - 2.8%
NCR Corp. (a)	357,800	8,344
Quantum Corp. (a)	5,127,316	7,588
SanDisk Corp. (a)	143,940	5,920
Super Micro Computer, Inc. (a)	726,815	9,020
Synaptics, Inc. (a)(d)	320,157	8,446
		39,318
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	126,900	4,283
Fabrinet (a)	646,861	8,590
Vishay Intertechnology, Inc. (a)	473,700	4,675
		17,548
Internet Software & Services - 2.1%
Bankrate, Inc. (a)	281,507	4,490
Blucora, Inc. (a)	538,664	8,215
EarthLink, Inc.	181,780	1,245
QuinStreet, Inc. (a)	637,614	5,783
Rackspace Hosting, Inc. (a)	84,201	3,695
Web.com Group, Inc. (a)	338,470	5,246
		28,674
IT Services - 1.8%
Euronet Worldwide, Inc. (a)	446,584	8,164
ExlService Holdings, Inc. (a)	239,523	5,904
HiSoft Technology International Ltd. ADR (a)	396,576	4,473
Sapient Corp.	645,376	6,428
		24,969
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (a)	169,700	6,240
Entegris, Inc. (a)	619,056	4,983
Marvell Technology Group Ltd.	466,896	5,257
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	568,968	$ 3,949
RF Micro Devices, Inc. (a)	1,857,550	7,207
Spansion, Inc. Class A	517,319	5,303
		32,939
Software - 2.5%
BroadSoft, Inc. (a)	296,289	7,274
Mentor Graphics Corp. (a)	290,168	4,434
Nuance Communications, Inc. (a)	398,533	8,110
Parametric Technology Corp. (a)	506,503	10,910
Synchronoss Technologies, Inc. (a)	217,756	4,163
		34,891
TOTAL INFORMATION TECHNOLOGY		237,532
MATERIALS - 4.3%
Chemicals - 1.3%
Cabot Corp.	239,403	9,337
Kraton Performance Polymers, Inc. (a)	359,401	8,417
		17,754
Containers & Packaging - 1.0%
Aptargroup, Inc.	130,450	6,524
Rock-Tenn Co. Class A	130,090	7,574
		14,098
Metals & Mining - 2.0%
Carpenter Technology Corp.	174,832	8,367
Coeur d'Alene Mines Corp. (a)	318,200	5,190
Compass Minerals International, Inc.	137,400	9,940
HudBay Minerals, Inc.	529,400	4,471
		27,968
TOTAL MATERIALS		59,820
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	6,101,464	6,956
MetroPCS Communications, Inc. (a)	189,000	1,656
NII Holdings, Inc. (a)	117,204	791
		9,403
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.4%
Electric Utilities - 2.0%
Cleco Corp.	204,900	$ 8,966
Empire District Electric Co.	255,577	5,495
IDACORP, Inc.	155,407	6,558
PNM Resources, Inc.	299,249	6,224
		27,243
Gas Utilities - 1.0%
Atmos Energy Corp.	171,863	6,161
Northwest Natural Gas Co.	156,789	7,634
		13,795
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	154,800	5,717
TOTAL UTILITIES		46,755
TOTAL COMMON STOCKS (Cost $1,326,479)		1,326,605
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (e) (Cost $1,350)	$ 1,350	1,350
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	56,211,867	$ 56,212
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	46,154,363	46,154
TOTAL MONEY MARKET FUNDS (Cost $102,366)		102,366
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,431,812)		1,431,938
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(43,807)
NET ASSETS - 100%		$ 1,388,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
104 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 8,160	$ 180

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,423,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	921
Total	$ 979
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 187,926	$ 187,926	$ -	$ -
Consumer Staples	49,301	49,301	-	-
Energy	82,568	82,568	-	-
Financials	285,340	285,340	-	-
Health Care	178,261	173,838	2,806	1,617
Industrials	191,316	189,531	1,785	-
Information Technology	237,532	237,532	-	-
Materials	59,820	59,820	-	-
Telecommunication Services	9,403	9,403	-	-
Utilities	46,755	46,755	-	-
U.S. Government and Government Agency Obligations	1,350	-	1,350	-
Money Market Funds	102,366	102,366	-	-
Total Investments in Securities:	$ 1,431,938	$ 1,424,380	$ 5,941	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 180	$ 180	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,433,223,000. Net unrealized depreciation aggregated $1,285,000, of which $148,105,000 related to appreciated investment securities and $149,390,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

July 31, 2012

1.804877.108

SCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.1%
Gentex Corp.	339,950	$ 5,443
Tenneco, Inc. (a)	351,884	10,307
		15,750
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	167,200	6,618
Chuys Holdings, Inc.	26,800	467
Cracker Barrel Old Country Store, Inc.	125,188	7,844
Life Time Fitness, Inc. (a)	234,901	10,667
Wyndham Worldwide Corp.	121,315	6,314
		31,910
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	372,010	7,675
Skullcandy, Inc. (a)(d)	565,248	8,145
		15,820
Media - 1.5%
Cinemark Holdings, Inc.	363,467	8,498
John Wiley & Sons, Inc. Class A	180,203	8,587
MDC Partners, Inc. Class A (sub. vtg.)	401,200	3,775
		20,860
Multiline Retail - 0.9%
Dollarama, Inc.	197,034	12,280
Specialty Retail - 4.2%
Ascena Retail Group, Inc. (a)	582,060	10,675
DSW, Inc. Class A	171,202	10,121
Express, Inc. (a)	518,817	8,353
GameStop Corp. Class A (d)	339,800	5,444
Jos. A. Bank Clothiers, Inc. (a)	196,225	8,292
Shoe Carnival, Inc.	308,939	6,858
Signet Jewelers Ltd.	202,410	8,890
		58,633
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc. (a)	224,935	6,753
Iconix Brand Group, Inc. (a)(d)	406,490	7,207
PVH Corp.	108,300	8,602
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	250,038	$ 10,109
Vera Bradley, Inc. (a)(d)	102	2
		32,673
TOTAL CONSUMER DISCRETIONARY		187,926
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	151,560	9,007
Fresh Market, Inc. (a)(d)	106,914	6,296
Susser Holdings Corp. (a)	169,620	6,125
United Natural Foods, Inc. (a)	148,545	8,066
		29,494
Food Products - 0.5%
Calavo Growers, Inc.	170,373	4,597
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	2,286
		6,883
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	182,608	6,725
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	158,916	6,199
TOTAL CONSUMER STAPLES		49,301
ENERGY - 5.9%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	164,200	7,312
Total Energy Services, Inc.	461,200	6,530
		13,842
Oil, Gas & Consumable Fuels - 4.9%
Atlas Pipeline Partners, LP	271,904	9,041
Berry Petroleum Co. Class A	248,400	9,444
Cheniere Energy, Inc. (a)	176,667	2,408
Cloud Peak Energy, Inc. (a)	459,300	7,601
Energen Corp.	47,962	2,456
PDC Energy, Inc. (a)	360,501	9,445
Stone Energy Corp. (a)	369,500	9,703
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	232,000	$ 10,220
Western Refining, Inc.	357,340	8,408
		68,726
TOTAL ENERGY		82,568
FINANCIALS - 20.6%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	57,300	6,394
Duff & Phelps Corp. Class A	670,411	9,882
Knight Capital Group, Inc. Class A (a)	820,148	8,472
Waddell & Reed Financial, Inc. Class A	377,659	10,986
		35,734
Commercial Banks - 6.5%
Associated Banc-Corp.	818,523	10,223
BancFirst Corp.	70,859	2,878
Bank of the Ozarks, Inc.	339,700	10,935
BBCN Bancorp, Inc. (a)	762,286	8,644
Bridge Capital Holdings (a)	295,486	4,589
Cathay General Bancorp	314,104	5,085
City National Corp.	214,413	10,566
Columbia Banking Systems, Inc.	65,573	1,184
National Penn Bancshares, Inc.	1,486,298	13,139
PacWest Bancorp	408,875	9,367
UMB Financial Corp.	285,500	13,721
		90,331
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	145,500	10,975
Alterra Capital Holdings Ltd.	429,115	9,986
Amerisafe, Inc. (a)	417,800	10,430
ProAssurance Corp.	120,692	10,810
		42,201
Real Estate Investment Trusts - 7.7%
American Assets Trust, Inc.	481,500	12,519
Colonial Properties Trust (SBI)	664,553	15,054
DCT Industrial Trust, Inc.	1,923,400	12,040
Glimcher Realty Trust	1,358,040	13,608
Highwoods Properties, Inc. (SBI)	368,100	12,468
Home Properties, Inc.	208,339	13,669
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.	462,900	$ 13,656
Ramco-Gershenson Properties Trust (SBI)	1,067,250	13,597
		106,611
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	656,830	10,463
TOTAL FINANCIALS		285,340
HEALTH CARE - 12.7%
Biotechnology - 5.8%
Achillion Pharmaceuticals, Inc. (a)	479,254	3,173
Alnylam Pharmaceuticals, Inc. (a)	39,029	729
ARIAD Pharmaceuticals, Inc. (a)	274,480	5,251
BioMarin Pharmaceutical, Inc. (a)	106,606	4,189
Dynavax Technologies Corp. (a)	1,410,341	5,444
Infinity Pharmaceuticals, Inc. (a)(d)	426,556	7,448
Isis Pharmaceuticals, Inc. (a)	538,528	6,527
Medivation, Inc. (a)	50,643	5,049
Merrimack Pharmaceuticals, Inc. (d)	42,300	337
Merrimack Pharmaceuticals, Inc. (f)	391,134	2,806
Neurocrine Biosciences, Inc. (a)	61,500	467
Novavax, Inc. (a)	1,950,187	4,349
OncoGenex Pharmaceuticals, Inc. (a)(d)	272,229	3,800
Pharmacyclics, Inc. (a)	65,952	3,509
Rigel Pharmaceuticals, Inc. (a)	311,200	3,405
Synageva BioPharma Corp. (a)	127,584	6,387
Targacept, Inc. (a)	682,417	2,948
Theravance, Inc. (a)	265,169	7,724
Threshold Pharmaceuticals, Inc. (a)	403,169	2,798
XOMA Corp. (a)(d)	1,105,559	4,013
		80,353
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	306,922	10,423
Analogic Corp.	41,141	2,634
Cerus Corp. (a)(d)	1,555,805	4,699
Conceptus, Inc. (a)	184,283	3,424
ICU Medical, Inc. (a)	145,892	7,780
Natus Medical, Inc. (a)	253,790	3,137
Sirona Dental Systems, Inc. (a)	77,954	3,370
		35,467
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	46,508	$ 5,071
BioScrip, Inc. (a)	457,955	2,913
Centene Corp. (a)	172,392	6,558
Corvel Corp. (a)	96,903	4,471
Humana, Inc.	63,428	3,907
MEDNAX, Inc. (a)	55,138	3,646
Team Health Holdings, Inc. (a)	76,297	2,037
Wellcare Health Plans, Inc. (a)	49,225	3,191
		31,794
Health Care Technology - 0.3%
Epocrates, Inc. (a)(d)	548,500	4,136
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	261,055	4,472
Pharmaceuticals - 1.5%
Biodelivery Sciences International, Inc. (a)(d)	1,033,506	4,899
Jazz Pharmaceuticals PLC (a)	90,200	4,336
Optimer Pharmaceuticals, Inc. (a)	154,000	2,104
ViroPharma, Inc. (a)	242,222	5,259
XenoPort, Inc. (a)	485,300	3,824
		20,422
TOTAL HEALTH CARE		176,644
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	101,651	4,708
Teledyne Technologies, Inc. (a)	217,642	13,559
		18,267
Air Freight & Logistics - 0.3%
UTI Worldwide, Inc.	357,700	4,740
Building Products - 0.9%
AAON, Inc.	335,450	6,129
Armstrong World Industries, Inc.	178,658	6,905
		13,034
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (a)	986,560	1,785
Sykes Enterprises, Inc. (a)	208,698	3,087
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	319,187	$ 8,206
United Stationers, Inc.	303,984	7,663
		20,741
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	317,772	5,733
MasTec, Inc. (a)	371,590	5,931
		11,664
Electrical Equipment - 1.4%
General Cable Corp. (a)	370,490	9,681
GrafTech International Ltd. (a)	429,547	4,489
II-VI, Inc. (a)	284,752	4,966
		19,136
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	154,500	7,801
Machinery - 2.4%
Actuant Corp. Class A	343,621	9,779
Altra Holdings, Inc.	298,887	4,938
CLARCOR, Inc.	133,903	6,474
TriMas Corp. (a)	291,733	6,342
Wabtec Corp.	73,629	5,830
		33,363
Marine - 0.3%
DryShips, Inc. (a)(d)	1,670,197	3,691
Professional Services - 2.7%
Advisory Board Co. (a)	133,036	5,985
Equifax, Inc.	165,200	7,738
Manpower, Inc.	226,700	8,066
Stantec, Inc.	313,600	9,009
Towers Watson & Co.	110,300	6,467
		37,265
Trading Companies & Distributors - 1.6%
Interline Brands, Inc. (a)	414,707	10,525
Watsco, Inc.	163,223	11,089
		21,614
TOTAL INDUSTRIALS		191,316
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 4.3%
Acme Packet, Inc. (a)	279,483	$ 4,430
Brocade Communications Systems, Inc. (a)	1,859,583	9,242
Finisar Corp. (a)	497,786	6,187
Ixia (a)	643,252	9,970
NETGEAR, Inc. (a)	256,514	8,883
Plantronics, Inc.	203,596	6,682
Polycom, Inc. (a)	623,174	5,447
Riverbed Technology, Inc. (a)	473,452	8,352
		59,193
Computers & Peripherals - 2.8%
NCR Corp. (a)	357,800	8,344
Quantum Corp. (a)	5,127,316	7,588
SanDisk Corp. (a)	143,940	5,920
Super Micro Computer, Inc. (a)	726,815	9,020
Synaptics, Inc. (a)(d)	320,157	8,446
		39,318
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	126,900	4,283
Fabrinet (a)	646,861	8,590
Vishay Intertechnology, Inc. (a)	473,700	4,675
		17,548
Internet Software & Services - 2.1%
Bankrate, Inc. (a)	281,507	4,490
Blucora, Inc. (a)	538,664	8,215
EarthLink, Inc.	181,780	1,245
QuinStreet, Inc. (a)	637,614	5,783
Rackspace Hosting, Inc. (a)	84,201	3,695
Web.com Group, Inc. (a)	338,470	5,246
		28,674
IT Services - 1.8%
Euronet Worldwide, Inc. (a)	446,584	8,164
ExlService Holdings, Inc. (a)	239,523	5,904
HiSoft Technology International Ltd. ADR (a)	396,576	4,473
Sapient Corp.	645,376	6,428
		24,969
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (a)	169,700	6,240
Entegris, Inc. (a)	619,056	4,983
Marvell Technology Group Ltd.	466,896	5,257
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	568,968	$ 3,949
RF Micro Devices, Inc. (a)	1,857,550	7,207
Spansion, Inc. Class A	517,319	5,303
		32,939
Software - 2.5%
BroadSoft, Inc. (a)	296,289	7,274
Mentor Graphics Corp. (a)	290,168	4,434
Nuance Communications, Inc. (a)	398,533	8,110
Parametric Technology Corp. (a)	506,503	10,910
Synchronoss Technologies, Inc. (a)	217,756	4,163
		34,891
TOTAL INFORMATION TECHNOLOGY		237,532
MATERIALS - 4.3%
Chemicals - 1.3%
Cabot Corp.	239,403	9,337
Kraton Performance Polymers, Inc. (a)	359,401	8,417
		17,754
Containers & Packaging - 1.0%
Aptargroup, Inc.	130,450	6,524
Rock-Tenn Co. Class A	130,090	7,574
		14,098
Metals & Mining - 2.0%
Carpenter Technology Corp.	174,832	8,367
Coeur d'Alene Mines Corp. (a)	318,200	5,190
Compass Minerals International, Inc.	137,400	9,940
HudBay Minerals, Inc.	529,400	4,471
		27,968
TOTAL MATERIALS		59,820
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	6,101,464	6,956
MetroPCS Communications, Inc. (a)	189,000	1,656
NII Holdings, Inc. (a)	117,204	791
		9,403
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.4%
Electric Utilities - 2.0%
Cleco Corp.	204,900	$ 8,966
Empire District Electric Co.	255,577	5,495
IDACORP, Inc.	155,407	6,558
PNM Resources, Inc.	299,249	6,224
		27,243
Gas Utilities - 1.0%
Atmos Energy Corp.	171,863	6,161
Northwest Natural Gas Co.	156,789	7,634
		13,795
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	154,800	5,717
TOTAL UTILITIES		46,755
TOTAL COMMON STOCKS (Cost $1,326,479)		1,326,605
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (e) (Cost $1,350)	$ 1,350	1,350
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	56,211,867	$ 56,212
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	46,154,363	46,154
TOTAL MONEY MARKET FUNDS (Cost $102,366)		102,366
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,431,812)		1,431,938
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(43,807)
NET ASSETS - 100%		$ 1,388,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
104 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 8,160	$ 180

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,423,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	921
Total	$ 979
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 187,926	$ 187,926	$ -	$ -
Consumer Staples	49,301	49,301	-	-
Energy	82,568	82,568	-	-
Financials	285,340	285,340	-	-
Health Care	178,261	173,838	2,806	1,617
Industrials	191,316	189,531	1,785	-
Information Technology	237,532	237,532	-	-
Materials	59,820	59,820	-	-
Telecommunication Services	9,403	9,403	-	-
Utilities	46,755	46,755	-	-
U.S. Government and Government Agency Obligations	1,350	-	1,350	-
Money Market Funds	102,366	102,366	-	-
Total Investments in Securities:	$ 1,431,938	$ 1,424,380	$ 5,941	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 180	$ 180	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,433,223,000. Net unrealized depreciation aggregated $1,285,000, of which $148,105,000 related to appreciated investment securities and $149,390,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2012

1.804834.108

CAF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 31.6%
Hotels, Restaurants & Leisure - 6.7%
Chipotle Mexican Grill, Inc. (a)	267,457	$ 78,186
Las Vegas Sands Corp.	2,204,872	80,301
Paddy Power PLC (Ireland)	1,310,558	88,366
Starbucks Corp.	2,404,805	108,890
Wyndham Worldwide Corp.	731,823	38,091
		393,834
Household Durables - 1.9%
M.D.C. Holdings, Inc.	2,043,455	65,104
PulteGroup, Inc. (a)	4,452,255	50,310
		115,414
Internet & Catalog Retail - 0.2%
HSN, Inc.	316,400	13,403
Media - 4.7%
Cablevision Systems Corp. - NY Group Class A	4,253,463	65,248
Charter Communications, Inc. Class A (a)	395,678	30,436
Comcast Corp.:
Class A	2,769,987	90,163
Class A (special) (non-vtg.)	49,400	1,577
Interpublic Group of Companies, Inc.	9,099,672	89,814
		277,238
Specialty Retail - 13.3%
AutoZone, Inc. (a)	49,569	18,600
Bed Bath & Beyond, Inc. (a)	2,260,640	137,786
DSW, Inc. Class A	2,712,519	160,364
Express, Inc. (a)	2,423,474	39,018
Home Depot, Inc.	1,385,381	72,289
Limited Brands, Inc.	2,166,183	103,002
TJX Companies, Inc.	4,899,480	216,949
Ulta Salon, Cosmetics & Fragrance, Inc.	427,531	36,289
		784,297
Textiles, Apparel & Luxury Goods - 4.8%
Coach, Inc.	1,444,038	71,234
Oxford Industries, Inc. (e)	833,233	36,029
PVH Corp.	1,739,616	138,178
Vera Bradley, Inc. (a)(d)	1,554,842	35,435
		280,876
TOTAL CONSUMER DISCRETIONARY		1,865,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 14.3%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	873,110	$ 39,796
Monster Beverage Corp. (a)	459,905	30,570
The Coca-Cola Co.	831,305	67,169
		137,535
Food & Staples Retailing - 3.6%
Wal-Mart Stores, Inc.	2,083,920	155,106
Whole Foods Market, Inc.	614,241	56,375
		211,481
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	306,514	22,363
Tobacco - 8.0%
Altria Group, Inc.	3,905,787	140,491
Lorillard, Inc.	1,655,114	212,914
Reynolds American, Inc.	2,623,750	121,401
		474,806
TOTAL CONSUMER STAPLES		846,185
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	840,631	58,373
Apache Corp.	217,506	18,732
Cabot Oil & Gas Corp.	316,371	13,348
EQT Corp.	308,484	17,398
Occidental Petroleum Corp.	1,605,460	139,723
Suncor Energy, Inc.	1,533,300	46,877
		294,451
FINANCIALS - 3.1%
Capital Markets - 0.3%
T. Rowe Price Group, Inc.	274,635	16,684
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp. (d)	593,246	20,847
MFA Financial, Inc.	1,779,807	14,381
Two Harbors Investment Corp.	2,059,788	23,626
		58,854
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Altisource Portfolio Solutions SA (a)	376,206	$ 29,179
CBRE Group, Inc. (a)	3,159,699	49,228
		78,407
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	1,349,174	26,660
TOTAL FINANCIALS		180,605
HEALTH CARE - 7.0%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (a)	367,841	38,568
Amgen, Inc.	1,632,704	134,861
Biogen Idec, Inc. (a)	1,186,719	173,059
Regeneron Pharmaceuticals, Inc. (a)	79,100	10,651
		357,139
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	134,667	7,879
Intuitive Surgical, Inc. (a)	36,029	17,348
		25,227
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	595,306	30,414
TOTAL HEALTH CARE		412,780
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
Textron, Inc.	3,690,338	96,133
Airlines - 5.7%
Delta Air Lines, Inc. (a)	4,369,807	42,169
United Continental Holdings, Inc. (a)(d)	11,573,897	218,631
US Airways Group, Inc. (a)(d)	6,822,134	78,182
		338,982
Industrial Conglomerates - 0.3%
Danaher Corp.	352,229	18,601
Machinery - 0.4%
Chart Industries, Inc. (a)	351,522	22,800
Road & Rail - 0.9%
Union Pacific Corp.	415,230	50,911
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	599,452	$ 33,395
TOTAL INDUSTRIALS		560,822
INFORMATION TECHNOLOGY - 16.3%
Computers & Peripherals - 6.0%
Apple, Inc.	583,805	356,567
Internet Software & Services - 5.5%
eBay, Inc. (a)	1,581,917	70,079
Google, Inc. Class A (a)	227,556	144,036
VeriSign, Inc. (a)	2,429,495	107,918
		322,033
IT Services - 1.0%
Paychex, Inc.	702,669	22,970
Visa, Inc. Class A	287,135	37,061
		60,031
Software - 3.8%
Autodesk, Inc. (a)	1,439,705	48,835
Check Point Software Technologies Ltd. (a)	247,133	12,003
FactSet Research Systems, Inc.	149,713	13,917
Intuit, Inc.	523,955	30,400
Microsoft Corp.	3,957,978	116,642
		221,797
TOTAL INFORMATION TECHNOLOGY		960,428
MATERIALS - 0.3%
Chemicals - 0.3%
Eastman Chemical Co.	299,541	15,660
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,612,183	61,134
Verizon Communications, Inc.	1,661,793	75,013
		136,147
UTILITIES - 2.5%
Electric Utilities - 1.6%
Edison International	692,624	31,985
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	743,908	$ 29,667
Southern Co.	643,193	30,970
		92,622
Multi-Utilities - 0.9%
PG&E Corp.	445,322	20,556
Sempra Energy	450,500	31,720
		52,276
TOTAL UTILITIES		144,898
TOTAL COMMON STOCKS (Cost $4,698,780)		5,417,038
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.17% (b)	406,068,440	406,068
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	83,824,750	83,825
TOTAL MONEY MARKET FUNDS (Cost $489,893)		489,893
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,188,673)		5,906,931
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,291)
NET ASSETS - 100%		$ 5,895,640
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 504
Fidelity Securities Lending Cash Central Fund	1,716
Total	$ 2,220
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ 128,705	$ -	$ -
Oxford Industries, Inc.	40,059	4,471	13,820	369	36,029
Total	$ 40,059	$ 122,043	$ 142,525	$ 369	$ 36,029
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $5,200,824,000. Net unrealized appreciation aggregated $706,107,000, of which $947,687,000 related to appreciated investment securities and $241,580,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012